Operating Segments	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Operating Segments
21.
Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. In the fourth quarter of 2022, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our new operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; and Digital Wallets, which provides wallet based online payment solutions through our Skrill and NETELLER brands and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the Paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

In the fourth quarter of 2021, we also revised our reportable segments, which were the same as our operating segments, as a result of a change in our CODM and how our CODM regularly reviewed financial information to allocate resources and assess performance.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$809,751	$680,587	$—	$—	$1,490,338
Interest revenue	$221	$5,578	$—	$—	$5,799
Intersegment revenue (2)	$7,381	$-	$—	$(7,381)	$-
Total Revenue	$817,353	$686,165	$—	$(7,381)	$1,496,137
Adjusted EBITDA	$200,304	$289,413	$(79,766)	$-	$409,951

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$736,969	$748,725	$—	$—	$1,485,694
Interest revenue	$19	$1,300	$—	$—	$1,319
Intersegment revenue (2)	$8,356	$-	$—	$(8,356)	$-
Total Revenue	$745,344	$750,025	$—	$(8,356)	$1,487,013
Adjusted EBITDA	$186,878	$332,090	$(75,070)	$-	$443,898

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2020:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$716,777	$705,668	$—	$—	$1,422,445
Interest revenue	$106	$3,938	$—	$—	$4,044
Intersegment revenue (2)	$3,099	$-	$—	$(3,099)	$-
Total Revenue	$719,982	$709,606	$—	$(3,099)	$1,426,489
Adjusted EBITDA	$203,626	$294,751	$(72,608)	$-	$425,769

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2022	2021	2020
Segments Adjusted EBITDA	$489,717	$518,968	$498,377
Corporate costs	(79,766)	(75,070)	(72,608)
Depreciation and amortization	(266,819)	(261,372)	(268,166)
Share-based compensation	(62,354)	(101,770)	—
Impairment expense on goodwill and intangible assets	(1,887,223)	(324,145)	(130,420)
Restructuring and other costs	(64,132)	(25,883)	(20,640)
(Loss) / gain on disposal of subsidiaries and other assets, net	(1,359)	-	13,137
Other income / (expense), net	83,778	239,661	(40,805)
Interest expense, net	(126,628)	(165,827)	(164,788)
Loss before taxes	$(1,914,786)	$(195,438)	$(185,913)

For the year ended December 31, 2022 and 2021, Adjusted EBITDA excludes share-based compensation expense. No share-based compensation expense was recognized for the year ended December 31, 2020.

Geographic Information

Revenue from external customers by major geographic region is based upon the geographic location of the customers who receive the Company's services. Interest revenue for the years ended December 31, 2022, 2021 and 2020 was $5,799, $1,319 and $4,044, respectively. Interest revenue is not included within this table as it was not practicable to apportion its geographical source.

The information below summarizes revenue by geographic area for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
United Kingdom	$28,896	$52,263	$46,037
United States of America	774,050	683,338	631,570
Germany	103,488	127,119	146,670
All other countries (1)	583,904	622,974	598,168
Revenue from external customers	$1,490,338	$1,485,694	$1,422,445

(1)
No single country included in the “All other countries” category generated more than 10% of revenues.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2022 and 2021.

	Year Ended December 31,
	2022	2021
United Kingdom	$11,768	$5,068
Canada	5,800	6,455
United States of America	10,774	11,416
Bulgaria	8,109	11,442
Austria	7,354	8,682
All other countries (1)	3,651	4,962
Total long lived assets, net	$47,456	$48,025

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.